Short-Term Investments	3 Months Ended
Mar. 31, 2014
Investments Debt And Equity Securities [Abstract]
Short-Term Investments

4. Short-Term Investments

The Company’s short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity. Certificates of deposit are stated at their amortized cost with realized gains or losses, if any, reported as other income or expenses in the consolidated statements of operations. The Company routinely evaluates the realizability of its short-term investments and recognizes an impairment charge when a decline in the estimated fair value of a short-term investment is below the amortized cost and determined to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the duration of time and the severity to which the fair value has been less than amortized cost, any adverse changes in the investee’s financial condition, and the Company’s intent and ability to hold the short-term investment for a period of time sufficient to allow for any anticipated recovery in market value. To date, the Company has not recognized any losses on its short-term investments.

The amortized cost and estimated fair values of short-term investments are summarized in the following table (in thousands):

	MARCH 31, 2014
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Securities Held-to-Maturity
Certificates of deposit, with maturities less than 1 year	$2,664	$—	$—	$2,664

	DECEMBER 31, 2013
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Securities Held-to-Maturity
Certificates of deposit, with maturities less than 1 year	$13,677	$—	$(4)	$13,673

The short-term investments as of March 31, 2014 and December 31, 2013 were in inactive markets and, therefore, the estimated fair value is measured based on the Level 2 valuation hierarchy.